Taxes (Tables)	12 Months Ended
Mar. 31, 2023
Taxes [Abstract]
Schedule of income tax provision	The income tax provision consisted of the following components:
	For the years ended March 31
	2021	2022	2023
	HKD	HKD	HKD	US$
Current:
Hong Kong	$988,195	$1,877,357	$879,171	$111,998
Total current	988,195	1,877,357	879,171	111,998

Deferred:
Hong Kong	292,603	(165,727)	(17,326)	(2,207)
Total deferred	292,603	(165,727)	(17,326)	(2,207)
Total provision for income taxes	$1,280,798	$1,711,630	$861,845	$109,791

Schedule of reconciliation between company’s actual provision for income taxes and the provision at the hong kong statutory rate	A reconciliation between the Company’s actual provision for income taxes and the provision at the Hong Kong statutory rate was as follows:
	For the years ended March 31
	2021	2022	2023
	HKD	HKD	HKD	US$
Income before income tax	$8,885,979	$11,927,837	$6,889,496	$877,654
Hong Kong income tax rate	16.50%	16.50%	16.50%	16.50%
Income tax expense computed at statutory rate	1,471,412	1,974,374	1,141,247	145,384
Preferential rate	(165,000)	(165,000)	(165,000)	(21,019)
Reconciling items:
Non-taxable items in Hong Kong	(76,159)	(4,599)	(40,216)	(5,123)
Non-deductible items in Hong Kong	-	-	305,519	38,920
Previous years’ unrecognized tax effects	60,545	(83,145)	(374,705)	(47,734)
Tax credit	(10,000)	(10,000)	(5,000)	(637)
Total income tax expense	$1,280,798	$1,711,630	$861,845	$109,791
Effective tax rate	14.4%	14.4%	12.5%	12.5%

Schedule of components of deferred tax	Significant components of deferred tax were as follows:
	As of March 31
	2022	2023
	HKD	HKD	US$
Deferred tax assets:
Provision for doubtful accounts	$44,552	$64,989	$8,279
Depreciation	19,920	16,809	2,141
Total deferred tax assets	64,472	81,798	10,420

Deferred tax liabilities:
Total deferred tax liabilities	-	-	-
Deferred tax (liabilities) assets, net	$64,472	$81,798	$10,420